Consolidated Balance Sheets - USD ($) $ in Thousands	Mar. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Current assets:
Cash and cash equivalents	$ 13,999	$ 4,660	$ 752
Accounts receivable, net	97,409	97,153	77,262
Inventories	43,432	40,550	36,727
Other current assets	11,204	9,622	14,864
Total current assets	166,044	151,985	129,605
Property and equipment, net	51,472	49,883	45,064
Intangible assets, net	14,077	14,912	11,979
Goodwill	69,296	69,296	56,046
Operating lease right-of-use assets	27,449	29,079	28,113
Deferred tax assets	5,272	5,272	0
Other assets	388	383	358
Total assets	333,998	320,810	271,165
Current liabilities:
Accounts payable	101,665	102,420	85,603
Accrued compensation	10,477	14,430	16,961
Line of credit			9,000
Notes payable, current portion			3,977
Operating leases, current portion	6,670	6,836	6,229
Other current liabilities	26,485	20,435	16,245
Total current liabilities	145,297	144,121	138,015
Notes payable, net of current portion			18,992
Operating leases, net of current portion	21,793	23,297	22,803
Other liabilities	3,691	3,416	31,496
Total liabilities	170,781	170,834	211,306
Commitments and contingencies (see Note 5)
Equity:
Members' equity			28,209
Additional paid-in capital	129,452	125,484
Retained earnings	26,572	17,124
Non-controlling interests	7,130	7,305	31,650
Total equity	163,217	149,976	59,859
Total liabilities and equity	333,998	320,810	$ 271,165
Class A common stock [Member]
Equity:
Common stock	23	9
Class B common stock [Member]
Equity:
Common stock	$ 40	$ 54